Payments, by Project - 12 months ended Mar. 31, 2026 - USD ($)	Taxes	Royalties	Fees	Total Payments
Henan Taxation Bureau
Total	$ 33,806,992	$ 21,552,577	$ 11,749,281	$ 67,108,850
Guangdong Taxation Bureau
Total	$ 597,920	$ 749,443	613,442	1,960,805
El Domo
Total			1,688,643	1,688,643
Condor
Total			482,234	482,234
Other
Total			$ 715,932	$ 715,932